SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10. SHAREHOLDERS’ EQUITY

Ordinary shares

The Ordinary shares have no specific rights, preferences or restrictions attached to them.

Deferred shares

Deferred shares have the following properties:

a.	do not entitle their holders to receive any dividend or other distribution;
b.	do not entitle their holders to receive a share certificate in respect of the relevant shareholding;
c.	do not entitle their holders to receive notice of, nor to attend, speak or vote at, any general meeting of the Company;
d.	entitles their holders on a return of capital on a winding up of the Company (but not otherwise) only to the repayment of the amount paid up on that share after payment of the capital paid up on each Ordinary Share in the share capital of the Company and the further payment of £100,000,000 on each ordinary share;
e.	do not entitle their holders to any further participation in the capital, profits or assets of the Company. The Deferred Shares shall not be capable of transfer at any time other than with the prior written consent of the directors of the Company.

A Ordinary shares

The A Ordinary shares ranked equally with all other shares in issue in that on a vote every member has one vote for each share held. The A ordinary shares contain preferential economic rights such that, in the event of a share or asset sale (as defined in the Articles of Association), they provide a return to the holders of the A Ordinary Shares of an amount greater than or equal to 1.5x the price paid by the investors for A Ordinary Shares. The A Ordinary shares have an anti-dilution provision where shares are subsequently issued at a price below £215.00 per share, whereby the existing A Ordinary shareholders receive additional compensation shares in line with the formula set out in the Articles of Association. The A Ordinary shares rank equally with all other shares in issue with respect to dividends.

Immediately prior to the completion of the IPO, 24,692 ordinary shares (on a post-ratio change basis) were issued, under the terms of the Articles of Association to certain shareholders who, prior to the IPO, owned A Ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. As part of the IPO share issue, the Company re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of the Company on a one for one basis and as such no anti-dilution provisions are included within the issued shares.

Reorganization and IPO

Immediately prior to completion of the IPO, the Company re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of TC BioPharm (Holdings) plc on a one for one basis. Immediately prior to the completion of the offering, a further 24,692 ordinary shares (on a post-ratio change basis) were issued, under the terms of the Articles of Association to certain shareholders who, prior to the IPO, owned A ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. The fair value of the shares issued was £3.8 million.

Share Issuances

During January of 2023, the Company issued 6,575 ADSs (on a post-ratio change basis) or 1,315,000 ordinary shares, par value £0.0001 per share of Company, based on a price per share of £0.0001 on exercise of pre-funded warrants that had been issued in prior financing rounds. As the pre-funded warrants contained a nominal exercise price, the exercise of the pre-funded warrants resulted in nominal proceeds to the Company.

On March 27, 2023, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Investors, pursuant to which the Company agreed to issue and sell an aggregate of 1,075 American Depository Shares (“ADSs”) (on a post-ratio change basis), or 215,000 ordinary shares, pre-funded warrants to purchase up to 16,112 ADS (the “Pre-Funded Warrants”), and Series C purchase warrants to purchase up to 17,187 ADSs (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). In addition, the Company also issued placement agent warrants to purchase 1,289 ADSs. The purchase price for each ADS and associated Ordinary Warrants was $320 (on a post-ratio change basis) and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $319.80 (on a post-ratio change basis). The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and the Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. The total net proceeds from this offering were approximately £4.0 million (or approximately $4.9 million), after deducting estimated offering expenses of approximately £0.5 million.

On March 27, 2023 the Company also agreed that certain existing warrants to purchase up to an aggregate of 14,000 ADSs of the Company that were previously issued on November 30, 2022, at an exercise price of $1,000 (on a post-ratio change basis) per ADS and expiration dates of May 30, 2025 and May 30, 2028, were amended so that the amended warrants had a reduced exercise price of $350 (on a post-ratio change basis) per ADS.

On April 3, 2023, the Company agreed with the loan note holder to extend the Redemption Date (as defined in the Loan Note) to January 15, 2024 and amend the Conversion Price (as defined in the Loan Note) of the outstanding loan notes to be the lesser of $1.00 or the lowest closing price of the Ordinary Shares during the 10 day period prior to the date the Noteholder delivers a notice of conversion to the Company, not to be lower than $0.20. In other respects, the terms of the Loan Note remain unaltered. In addition, in consideration of amending the Loan Note, the Company agreed to issue a 5-year warrant to the loan note holder to subscribe for 200,000 Ordinary Shares (on a post-ratio change basis) in the share capital of the Company at an exercise price of $1,000. This warrant contained a condition whereby if a registration statement, to be filed by the Company, registering all of the securities underlying the note holder’s amended convertible loan note, was not declared effective by July 31, 2023, the note holder will be entitled to receive 0.30 Ordinary Shares for each share it was originally entitled to purchase under these warrants without the payment of any additional consideration. No such registration statement was filed. The related fair value of the issue of any additional securities is approximately $37,000 and is not considered material to the unaudited condensed consolidated financial statements.

In the period from January 1, 2023 to June 30, 2023, the holders of Convertible Loan Notes exercised their rights to convert the notes to purchase 2,599 ADSs.

During January of 2024, the Company issued 139,800 ADSs (on a post-ratio change basis) or 27,960,000 ordinary shares, par value £0.0001 per share of Company, based on a price per share of £0.0001 on exercise of pre-funded warrants that had been issued in prior financing rounds. As the pre-funded warrants contained a nominal exercise price, the exercise of the pre-funded warrants resulted in nominal proceeds to the Company.

On March 8, 2024, the company issued 12,107 ADSs or 2,421,400 ordinary shares (on a post-ratio change basis), par value £0.0001 per share of Company, based on a price per share of £0.0001 on exercise of share options that had been issued to a consultant as part of the consideration for undertaking consulting services. The issued shares options were recognized as non-employee compensation expense in accordance with ASC 718. Further, the fair value of the shares (as determined utilizing the Black Scholes valuation model) will be recognized over the estimated one-year consulting service period. Approximately £31,667 was recognized during the six-month period ended June 30, 2024.

On March 11, 2024, the Company issued 2,381 ADSs or 476,153 ordinary shares (on a post-ratio change basis), par value £0.0001 per share of Company to Bryan Kobel, the Chief Executive Officer of the Company following an agreement to convert an aggregate amount of approximately £19,765 (or approximately $24,760) of accrued but unpaid contractual pension benefits owed to him. The issued ADSs were based on a price per ADS equal to the closing price of the Company’s ADSs on the Nasdaq Capital Market on March 7, 2024.

On March 12, 2024, the Company issued 62,375 ADSs representing 12,475,000 ordinary shares (on a post-ratio change basis) of the Company upon exercise of outstanding warrants resulting in gross cash proceeds to the Company of £986,772 (approximately $1,263,000).

On May 6, 2024, the Company entered into a letter agreement (the “Inducement Letter”) with certain holders (the “Holders”) of existing Series E warrants (the “Existing Warrants”) to purchase ordinary shares represented by ADSs of the Company. The Existing Warrants were issued on December 21, 2023 and have an exercise price of £17.85 per ADS. Each ADS represents 200 ordinary shares of the Company. Pursuant to the Inducement Letter, the Holders agreed to exercise for cash their Existing Warrants to purchase an aggregate of 175,000 ADSs (35,000,000 ordinary shares) of the Company for cash and the payment of £0.99625 (US$1.25) per new warrant in consideration for the Company’s agreement to issue new Series F warrants to purchase ordinary shares represented by ADSs (the “New Warrants”) to purchase up to 70,000,000 (on a post-ratio change basis) of the Company’s ordinary shares represented by 350,000 ADSs (the “New Warrant ADSs”). The Company received aggregate gross proceeds of approximately £3.1 million from the exercise of the Existing Warrants by the Holders, prior to deducting placement agent fees and estimated offering expenses.

The Company engaged H.C. Wainwright & Co., LLC (the “Placement Agent”) to act as its exclusive placement agent in connection with the transactions summarized above and has agreed to pay the Placement Agent a cash fee equal to 7.5% of the gross proceeds received from the Holders’ exercise of their Existing Warrants and a management fee of 1% of the gross proceeds received from the Holders’ exercise of their Existing Warrants. The Company has also agreed to reimburse the Placement Agent for its expenses in connection with the exercise of the Existing Warrants and the issuance of the New Warrants, up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses, and agreed to pay the Placement Agent for non-accountable expenses in the amount of $35,000 and a clearing fee of $15,950. Upon any exercise for cash of any New Warrants, the Company has agreed to pay the Placement Agent a cash fee of 7.5% of the aggregate gross exercise price paid in cash with respect the exercise of the New Warrants. In addition, the Company granted warrants (“Placement Agent Warrants”) to the Placement Agent, or its designees, to purchase up to an aggregate of 2,625,020 ordinary shares (on a post-ratio change basis) represented by 13,125 ADSs, which Placement Agent Warrants shall be substantially in the same form as the New Warrants except that the Placement Agent Warrants will have an exercise price of £22.31 (on a post-ratio change basis).

ADS Ratio Change

On December 15, 2023, the Company changed its ratio of ADSs ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares. As a result of the ratio change, all references in these unaudited condensed consolidated financial statements and accompanying notes to units of ordinary shares underlying ADSs are reflective of the ratio change for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.

On July 17, 2024, our Board of Directors approved the change in the ratio of ADSs evidencing ordinary shares from one (1) ADS representing twenty (20) ordinary share to one (1) ADS representing two hundred (200) ordinary shares, which will result in a one for 10 reverse split of the issued and outstanding ADSs (the “ADS Ratio Change”). The ADS Ratio Change became effective on August 5, 2024. All ADS and related warrant information presented in this prospectus, including our financial statements and accompanying footnotes, has been retroactively adjusted to reflect the reduced number of ADSs resulting from the ADS ratio change.